UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies
Investment Company Act File Number: 811-604

Washington Mutual Investors Fund, Inc.
(Exact name of registrant as specified in charter)
1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jennifer L. Butler
 Secretary
Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: April 30, 2009

Date of reporting period: October 31, 2008

ITEM 1.  Reports to Stockholders.

Semi-annual report dated October 31, 2008

The right choice for the long term¨
Washington Mutual Investors Fund

Semi-annual report for the six months ended October 31, 2008

Washington Mutual Investors FundSM seeks to provide income and growth of principal through investments in quality common stocks.

This Fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2008 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge
Average annual total return	—	4.47%	4.21%
Cumulative total return	–25.07%	24.43	51.00

The total annual Fund operating expense ratio was 0.60% for Class A shares as of the most recent fiscal year end. This figure does not reflect the fee waivers described below. Therefore, the actual expense ratio for the period was lower.

The Fund’s investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waivers applied. Fund results would have been lower without the waivers. Please see the Financial Highlights table on pages 20 to 23 for details.

Results for other share classes can be found on page 28.

Fellow shareholders:

During the Fund’s six-month reporting period ended October 31, 2008, the U.S. experienced a serious, growing financial crisis. The collapse of real estate prices and a sharp decline in the value of many mortgage-backed securities caused major financial institutions to suffer significant losses. A few large financial institutions failed. Several large investment banking firms and commercial banks required government support or were acquired by stronger financial institutions. Credit markets tightened very severely. Concern became so great that both the equity and bond markets lost considerable market value, particularly in September and October. The Standard & Poor’s 500 Composite Index fell 8.9% in September and 16.8% in October, with dividends reinvested. During the full six-month period ended October 31, 2008, the S&P 500 Index declined 29.3% and your Fund posted a loss of 26.4%. All major stock market indexes declined at about the same rate as the S&P 500. Even bond indexes were lower.

The federal government’s response to this crisis has been strong. It has restored some stability to the short-term credit markets and reduced panic, which if unchecked, could have made matters worse. Nevertheless, for too many years, some financial institutions and some individuals have used credit excessively. As this misuse of credit is addressed, tighter lending policies and a drop in consumer spending may further depress economic activity. The economic downturn makes restoring financial stability and normal credit and lending functions more difficult. The Federal Reserve and Treasury Department have, however, put in place numerous programs designed to bolster our credit markets and to increase the flow of short-term capital to commercial enterprises. The Fed has also lowered the federal funds rate over the past 12 months from 4.5% to 1.0% to stimulate the economy, and Congress is considering additional economic stimulus programs.

Unfortunately, the financial crisis has also spread around the world. Stocks fell even more sharply in markets outside the U.S. than they did in the U.S. The economies of Europe and Asia are also feeling the crisis, and as the economies of our trading partners slow, so will U.S. exports, which have been a recent source of strength for our economy. We are, however, benefiting from a large drop in oil and other commodity prices. This decline helped reduce short-term inflationary concerns, making it easier for the Fed to maintain an expansionary monetary policy. Although it is difficult to be positive about the short-term economic outlook, Congress, President Bush, and President-elect Obama all appear to be committed to working together with the financial and business communities to end the financial crisis and to get the economy growing again.

Despite falling stock prices, your Fund continues to benefit from its emphasis on dividend-paying companies. Most of the Fund’s holdings continue to maintain or increase their dividends, even though some financial sector companies have had to reduce dividends. Dividends can provide a cushion during stock market declines.

Responding, in part, to the recent economic and market conditions, the Fund reduced its holdings in financial and energy companies during the six-month period ended October 31, 2008. The percentage of assets invested in health care and information technology companies increased somewhat. As of October 31, 2008, the Fund’s largest concentration of holdings is in the industrial sector, followed by financials, health care, information technology, and energy.

The Fund made a number of changes in its holdings during the six-month period. Fourteen new companies appear in the portfolio: Archer Daniels Midland, Avery Dennison, Becton Dickinson, Chubb, Danaher, Hershey, Kraft Foods, Monsanto, NIKE, Nokia, Progressive, Rockwell Automation, Vulcan Materials, and Waste Management. Thirteen companies were eliminated. They are 3M, ConAgra Foods, Constellation Energy Group, Countrywide Financial, CRH, Freddie Mac, Kellogg, MGIC Investment, Motorola, Rohm and Haas, Sprint Nextel, Wachovia, and Washington Mutual Savings Bank.

Following the December board of directors meeting, Cyrus A. Ansary retired as the Fund’s chairman having reached the Fund’s retirement age. Mr. Ansary served as an independent director for 25 years and as the board chairman for three years. We thank him for his exemplary leadership and many years of truly outstanding service.

The board elected J. Knox Singleton to succeed Mr. Ansary as the board chairman. Prior to joining the board of directors in 2001, Mr. Singleton served on the Fund’s advisory board. He is the president and chief executive officer of INOVA Health System, based in northern Virginia. The board also elected William J. Shaw as a director. Mr. Shaw is the president and chief operating officer of Marriott International, Inc.

We are pleased to hear your comments and questions.

Cordially,

James H. Lemon, Jr. Vice Chairman of the Board	Jeffrey L. Steele President of the Fund

December 5, 2008

For current information about the Fund, visit americanfunds.com.

Investment portfolio October 31, 2008			unaudited

Industry sector diversification	Percent of net assets	Ten largest holdings	Percent of net assets
Industrials	14.44%	AT&T	4.28%
Financials	13.27	Chevron	4.13
Health care	13.24	General Electric	3.81
Information technology	11.82	JPMorgan Chase	3.04
Energy	10.90	IBM	2.63
Consumer discretionary	8.70	Abbott Laboratories	2.28
Consumer staples	7.23	ExxonMobil	2.27
Telecommunication services	6.53	Verizon Communications	2.25
Utilities	5.53	Lowe’s	2.09
Materials	3.40	Wells Fargo	2.08
Miscellaneous	.94
Short-term securities &other assets less liabilities	4.00

Common stocks — 95.99%
	Shares	Value (000)	Percent of net assets
Energy — 10.90%
Apache Corp.	3,550,000	$ 292,271.55%
Baker Hughes Inc.	3,287,510	114,898.22
Chevron Corp.	29,294,800	2,185,392	4.13
ConocoPhillips	4,050,000	210,681.40
EOG Resources, Inc.	3,500,000	283,220.54
Exxon Mobil Corp.	16,190,000	1,200,003	2.27
Halliburton Co.	5,000,000	98,950.19
Hess Corp.	2,150,000	129,452.25
Marathon Oil Corp.	14,545,000	423,260.80
Occidental Petroleum Corp.	3,150,000	174,951.33
Royal Dutch Shell PLC, Class B (ADR)	4,900,000	270,921.51
Schlumberger Ltd.	7,271,400	375,568.71
		5,759,567	10.90

Materials — 3.40%
Air Products and Chemicals, Inc.	4,000,000	232,520.44
Alcoa Inc.	21,021,500	241,957.46
Dow Chemical Co.	5,000,000	133,350.25
E.I. du Pont de Nemours and Co.	9,600,000	307,200.58
Monsanto Co.	880,000	78,302.15
Newmont Mining Corp.	3,500,000	92,190.17
PPG Industries, Inc.	3,289,587	163,098.31
Vulcan Materials Co.	3,760,000	204,093.39
Weyerhaeuser Co.	9,000,000	343,980.65
		1,796,690	3.40

Industrials — 14.44%
Avery Dennison Corp.	3,560,000	124,671.24
Boeing Co.	8,990,000	469,907.89
Industrials — (continued)
Burlington Northern Santa Fe Corp.	2,200,000	195,932.37%
Caterpillar Inc.	6,100,000	232,837.44
Danaher Corp.	1,190,000	70,496.13
Deere & Co.	6,468,983	249,444.47
Eaton Corp.	1,200,000	53,520.10
Emerson Electric Co.	4,600,000	150,558.28
General Dynamics Corp.	2,950,000	177,944.34
General Electric Co.	103,233,900	2,014,093	3.81
Illinois Tool Works Inc.	4,360,000	145,581.28
Ingersoll-Rand Co. Ltd., Class A	4,200,000	77,490.15
Lockheed Martin Corp.	1,900,000	161,595.31
Masco Corp.	4,950,000	50,243.09
Northrop Grumman Corp.	15,583,600	730,715	1.38
Pitney Bowes Inc.	4,000,000	99,120.19
Raytheon Co.	2,500,000	127,775.24
Rockwell Automation	3,000,000	83,010.16
Southwest Airlines Co.	7,500,000	88,350.17
Tyco International Ltd.	6,943,750	175,538.33
Union Pacific Corp.	3,700,000	247,049.47
United Parcel Service, Inc., Class B	17,725,900	935,573	1.77
United Technologies Corp.	14,515,000	797,744	1.51
Waste Management, Inc.	5,500,000	171,765.32
		7,630,950	14.44

Consumer discretionary — 8.70%
Best Buy Co., Inc.	12,759,000	342,069.65
Carnival Corp., units	15,280,000	388,112.73
Gannett Co., Inc.	4,000,000	44,000.08
Harley-Davidson, Inc.	3,950,000	96,696.18
Home Depot, Inc.	3,240,000	76,432.14
Honda Motor Co., Ltd. (ADR)	4,700,000	116,419.22
Johnson Controls, Inc.	22,298,200	395,347.75
Limited Brands, Inc.	13,585,755	162,757.31
Lowe’s Companies, Inc.	50,980,000	1,106,266	2.09
McDonald’s Corp.	9,440,000	546,859	1.03
News Corp., Class A	18,160,000	193,222.37
NIKE, Inc., Class B	2,000,000	115,260.22
Target Corp.	20,100,000	806,412	1.53
VF Corp.	3,800,000	209,380.40
		4,599,231	8.70

Consumer staples — 7.23%
Archer Daniels Midland Co.	3,000,000	62,190.12
Avon Products, Inc.	11,080,400	275,126.52
Coca-Cola Co.	22,395,000	986,724	1.87
H.J. Heinz Co.	3,500,000	153,370.29
Hershey Co.	4,000,000	148,960.28
Kimberly-Clark Corp.	2,182,784	133,783.25%
Kraft Foods Inc., Class A	20,540,000	598,536	1.13
PepsiCo, Inc.	4,828,527	275,274.52
Procter & Gamble Co.	2,900,000	187,166.35
SYSCO Corp.	3,000,000	78,600.15
Walgreen Co.	18,300,000	465,918.88
Wal-Mart Stores, Inc.	8,200,000	457,642.87
		3,823,289	7.23

Health care — 13.24%
Abbott Laboratories	21,810,000	1,202,821	2.28
Aetna Inc.	10,720,000	266,606.50
Amgen Inc.[1]	5,376,000	321,969.61
Becton, Dickinson and Co.	1,000,000	69,400.13
Bristol-Myers Squibb Co.	30,182,410	620,249	1.17
C. R. Bard, Inc.	1,840,000	162,380.31
Cardinal Health, Inc.	7,750,000	296,050.56
Eli Lilly and Co.	18,908,191	639,475	1.21
Johnson & Johnson	16,190,000	993,095	1.88
McKesson Corp.	2,500,000	91,975.17
Medtronic, Inc.	11,075,000	446,655.85
Merck & Co., Inc.	28,519,487	882,678	1.67
Pfizer Inc	12,525,000	221,818.42
Stryker Corp.	4,390,000	234,689.44
UnitedHealth Group Inc.	7,300,000	173,229.33
Wyeth	11,600,000	373,288.71
		6,996,377	13.24

Financials — 13.27%
AFLAC Inc.	1,505,000	66,641.13
Allstate Corp.	8,600,000	226,954.43
American Express Co.	14,250,000	391,875.74
American International Group, Inc.	9,026,600	17,241.03
Bank of America Corp.	38,308,200	925,909	1.75
Bank of New York Mellon Corp.	2,000,000	65,200.12
Chubb Corp.	2,100,000	108,822.21
Citigroup Inc.	54,677,200	746,344	1.41
Fifth Third Bancorp	4,500,000	48,825.09
HSBC Holdings PLC (ADR)	5,172,000	305,148.58
JPMorgan Chase & Co.	39,021,200	1,609,625	3.04
Lincoln National Corp.	5,326,246	91,824.17
Marsh & McLennan Companies, Inc.	16,666,900	488,674.93
Progressive Corp.	7,670,000	109,451.21
SunTrust Banks, Inc.	1,600,000	64,224.12
U.S. Bancorp	20,320,300	605,748	1.15
Wells Fargo & Co.	32,256,000	1,098,317	2.08
XL Capital Ltd., Class A	4,225,000	40,982.08
		7,011,804	13.27

Information technology — 11.82%
Cisco Systems, Inc.[1]	13,280,000	235,986.45%
Google Inc., Class A1	1,067,000	383,437.73
Hewlett-Packard Co.	22,315,000	854,218	1.62
Intel Corp.	43,000,000	688,000	1.30
International Business Machines Corp.	14,935,000	1,388,507	2.63
Linear Technology Corp.	3,965,000	89,926.17
Microsoft Corp.	29,670,000	662,531	1.25
Nokia Corp. (ADR)	24,050,000	365,079.69
Oracle Corp.[1]	29,220,000	534,434	1.01
Paychex, Inc.	10,950,000	312,513.59
SAP AG (ADR)	12,740,000	450,104.85
Texas Instruments Inc.	14,320,000	280,099.53
		6,244,834	11.82

Telecommunication services — 6.53%
AT&T Inc.	84,502,500	2,262,132	4.28
Verizon Communications Inc.	40,155,000	1,191,399	2.25
		3,453,531	6.53

Utilities — 5.53%
Ameren Corp.	1,400,000	45,430.09
American Electric Power Co., Inc.	7,100,000	231,673.44
Dominion Resources, Inc.	4,550,000	165,074.31
Entergy Corp.	8,621,184	672,884	1.27
Exelon Corp.	19,075,000	1,034,628	1.96
FPL Group, Inc.	7,660,359	361,875.68
NiSource Inc.	2,500,000	32,400.06
PPL Corp.	7,700,000	252,714.48
Public Service Enterprise Group Inc.	2,000,000	56,300.11
Xcel Energy Inc.	4,000,000	69,680.13
		2,922,658	5.53

Miscellaneous — 0.93%
Other common stocks in initial period of acquisition		492,891.93

Total common stocks (cost: $51,392,888,000)		50,731,822	95.99

Convertible securities — 0.01%

Financials — 0.00%
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred	1,354,000	1,868.00

Miscellaneous — 0.01%
Other convertible securities in initial period of acquisition		2,688.01

Total convertible securities (cost: $113,038,000)		4,556.01

Short-term securities — 3.39%
Principal amount (000)		Value (000)	Percent of net assets

Bank of America Corp. 2.74% due 11/21/2008	$ 25,000	$ 24,960.05%
Caterpillar Financial Services Corp. 1.10%–2.08% due 11/3–12/9/2008	68,300	68,248.13
Coca-Cola Co. 2.20% due 1/5/2009[2]	50,000	49,829.09
Colgate-Palmolive Co. 1.50% due 11/3/2008[2]	15,000	14,998.03
E.I. duPont de Nemours and Co. 1.85%–2.20% due 12/5/2008–1/21/2009[2]	48,700	48,472.09
Eaton Corp. 2.05%–2.50% due 11/7/2008–1/6/2009[2]	50,900	50,740.10
Fannie Mae 2.08%–2.10% due 11/3–11/5/2008	112,300	112,278.21
Federal Home Loan Bank 1.10%–2.44% due 11/3–12/8/2008	393,150	392,914.74
Freddie Mac 1.65%–2.50% due 11/4/2008–2/23/2009	300,685	299,273.57
General Dynamics Corp. 1.75%–2.30% due 12/4/2008–1/7/2009[2]	50,000	49,811.09
Harvard University 1.65%–2.04% due 11/5/2008–1/7/2009	58,000	57,884.11
Hewlett-Packard Co. 2.20% due 11/14/2008[2]	50,000	49,957.10
Honeywell International Inc. 2.05% due 11/12/2008[2]	21,000	20,981.04
Merck & Co. Inc. 1.70% due 12/1/2008	50,000	49,927.09
NetJets Inc. 1.75% due 12/2/2008[2]	35,500	35,445.07
Private Export Funding Corp. 1.70%–2.20% due 12/3–12/10/2008[2]	50,000	49,864.09
Procter & Gamble International Funding S.C.A. 1.65%–2.15% due 11/3–12/11/2008[2]	65,325	65,228.12
Target Corp. 1.75% due 12/8–12/16/2008	68,300	68,154.13
U.S. Treasury Bills 1.60%–1.865% due 11/6–11/13/2008	193,600	193,541.37
United Parcel Service Inc. 2.00% due 11/3/2008[2]	13,100	13,098.03
Walt Disney Co. 1.60%–2.00% due 11/12–12/1/2008	76,200	76,124.14

Total short-term securities (cost: $1,791,899,000)		1,791,726	3.39

Total investment securities (cost: $53,297,825,000)		52,528,104	99.39
Other assets less liabilities		323,989.61

Net assets		$52,852,093	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Security did not produce income during the last 12 months.
[2]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $448,423,000, which represented .85% of the net assets of the Fund.

Key to abbreviation ADR = American Depositary Receipts

See Notes to financial statements

Financial statements
Statement of assets and liabilities at October 31, 2008	unaudited

(dollars in thousands)
Assets:
Investment securities, at value (cost: $53,297,825)		$52,528,104
Cash		941
Receivables for:
Sales of investments	$290,316
Sales of Fund’s shares	62,441
Dividends	116,365	469,122
		52,998,167
Liabilities:
Payables for:
Purchases of investments	23,913
Repurchases of Fund’s shares	77,758
Management services	11,547
Services provided by affiliates	30,970
Directors’ and advisory board’s deferred compensation	1,755
Other	131	146,074
Net assets at October 31, 2008		$52,852,093

Net assets consist of:
Capital paid in on shares of capital stock		$55,054,787
Undistributed net investment income		471,925
Accumulated net realized loss		(1,904,898)
Net unrealized depreciation		(769,721)
Net assets at October 31, 2008		$52,852,093

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 4,000,000 shares, $.001 par value (2,279,137 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$41,892,093	1,804,718	$23.21
Class B	1,787,854	77,535	23.06
Class C	2,015,095	87,577	23.01
Class F-1	1,993,417	86,076	23.16
Class F-2	87,510	3,769	23.22
Class 529-A	800,752	34,535	23.19
Class 529-B	146,227	6,335	23.08
Class 529-C	259,453	11,245	23.07
Class 529-E	44,923	1,945	23.10
Class 529-F-1	38,522	1,664	23.15
Class R-1	49,690	2,155	23.06
Class R-2	615,274	26,751	23.00
Class R-3	1,146,367	49,641	23.09
Class R-4	822,476	35,533	23.15
Class R-5	1,152,440	49,658	23.21

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $24.63 and $24.60, respectively.

See Notes to financial statements

Statement of operations for the six months ended October 31, 2008	unaudited

Investment income:	(dollars in thousands)
Income:
Dividends (net of non-U.S. taxes of $1,636)	$976,691
Interest	22,946	$999,637

Fees and expenses*:
Investment advisory services	66,780
Business management services	26,146
Distribution services	105,854
Transfer agent services	29,705
Administrative services	9,414
Reports to shareholders	854
Registration statement and prospectus	264
Postage, stationery and supplies	4,019
Directors’ and advisory board’s compensation	366
Auditing and legal	178
Custodian	212
State and local taxes	—†
Other	53
Total fees and expenses before waivers	243,845
Less waivers of fees and expenses:
Investment advisory services	6,678
Business management services	2,615
Total fees and expenses after waivers		234,552
Net investment income		765,085

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(2,982,186)
Net unrealized depreciation on investments		(17,376,201)
Net realized loss and unrealized depreciation on investments		(20,358,387)
Net decrease in net assets resulting from operations		$(19,593,302)

*Additional information related to class-specific fees and expenses is included in the Notes to financial statements.
† Amount less than one thousand.

See Notes to financial statements

Statements of changes in net assets

(dollars in thousands)

	Six months ended October 31, 2008*	Year ended April 30, 2008
Operations:
Net investment income	$765,085	$1,622,132
Net realized (loss) gain on investments	(2,982,186)	3,890,592
Net unrealized depreciation on investments	(17,376,201)	(10,379,430)
Net decrease in net assets resulting from operations	(19,593,302)	(4,866,706)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(818,899)	(1,632,468)
Distributions from net realized gain on investments	—	(4,501,360)
Total dividends and distributions paid to shareholders	(818,899)	(6,133,828)

Net capital share transactions	(3,138,799)	(777,245)
Total decrease in net assets	(23,551,000)	(11,777,779)

Net assets:
Beginning of period	76,403,093	88,180,872
End of period (including undistributed net investment income: $471,925 and $525,739, respectively)	$52,852,093	$76,403,093

*Unaudited.

See Notes to financial statements

Notes to financial statements	unaudited

1. Organization and significant accounting policies

Organization — Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund’s investment objective is to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The Fund offers 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The Fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

On August 1, 2008, the Fund made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission. In addition, Class F shares were renamed Class F-1 and Class 529-F shares were renamed Class 529-F-1. Refer to the Fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the Fund’s board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income — Security transactions are recorded by the Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the Fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

3. Taxation and distributions

Federal income taxation — The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

The Fund is not subject to examination by U.S. federal tax authorities or by state tax authorities for tax years before 2004.

Non-U.S. taxation — Dividend income is recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the Fund’s most recent year-end. As of April 30, 2008, the Fund had tax basis undistributed ordinary income of $527,526,000 and undistributed long-term capital gains of $1,100,284,000.

As of October 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:
(dollars in thousands)
Gross unrealized appreciation on investment securities	$ 8,502,978
Gross unrealized depreciation on investment securities	(9,333,595)
Net unrealized depreciation on investment securities	(830,617)
Cost of investment securities	53,358,721

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended October 31, 2008			Year ended April 30, 2008
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$671,885	—	$671,885	$1,359,595	$3,585,283	$4,944,878
Class B	20,125	—	20,125	39,436	166,455	205,891
Class C	21,851	—	21,851	40,970	180,117	221,087
Class F-1	32,777	—	32,777	62,521	169,167	231,688
Class F-2*	170	—	170	—	—	—
Class 529-A	12,006	—	12,006	21,708	60,771	82,479
Class 529-B	1,459	—	1,459	2,504	11,804	14,308
Class 529-C	2,595	—	2,595	4,373	20,528	24,901
Class 529-E	587	—	587	1,034	3,388	4,422
Class 529-F-1	617	—	617	1,103	2,796	3,899
Class R-1	520	—	520	869	3,940	4,809
Class R-2	6,503	—	6,503	11,428	51,095	62,523
Class R-3	16,984	—	16,984	33,998	108,304	142,302
Class R-4	12,608	—	12,608	23,449	64,857	88,306
Class R-5	18,212	—	18,212	29,480	72,855	102,335
Total	$818,899	—	$818,899	$1,632,468	$4,501,360	$6,133,828
*Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Business management services — The Fund has a Business Management Agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Fund’s general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Fund’s contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. Under the agreement, all expenses chargeable to the Class A shares of the Fund, including compensation to the business manager, shall not exceed 1% of the Class A average net assets of the Fund on an annual basis. The agreement provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 0.175% on the first $3 billion of daily net assets and decreasing to 0.030% on such assets in excess of $77 billion. During the six months ended October 31, 2008, WMC waived business management services fees of $2,615,000. As a result, the fee shown on the accompanying financial statements of $26,146,000, which was equivalent to an annualized rate of 0.076%, was reduced to $23,531,000, or 0.069% of average daily net assets. During the six months ended October 31, 2008, WMC paid the Fund’s investment adviser $1,195,000 for performing various fund accounting services for the Fund and for The American Funds Tax-Exempt Series I, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (parent company of WMC), earned $295,000 on its retail sales of shares, including payments under the distribution plans of the Fund. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Fund.

Investment advisory services — Capital Research and Management Company (CRMC), the Fund’s investment adviser, is the parent company of American Funds Service Company¨ (AFS), the Fund’s transfer agent, and American Funds Distributors,¨ Inc. (AFD), the principal underwriter of the Fund’s shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.225% on the first $3 billion of daily net assets and decreasing to 0.177% on such assets in excess of $89 billion. During the six months ended October 31, 2008, total investment advisory services fees waived by CRMC were $6,678,000. As a result, the fee shown on the accompanying financial statements of $66,780,000, which was equivalent to an annualized rate of 0.195%, was reduced to $60,102,000, or 0.175% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes except Classes F-2 and R-5 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2008, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The Fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services — The Fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended October 31, 2008, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$65,294	$28,522	Not applicable	Not applicable	Not applicable
Class B	11,910	1,183	Not applicable	Not applicable	Not applicable
Class C	13,209		$1,710	$237	Not applicable
Class F-1	3,245		1,549	122	Not applicable
Class F-2*	Not applicable		13	2	Not applicable
Class 529-A	1,054		449	69	$501
Class 529-B	928		83	24	93
Class 529-C	1,638	Included in	146	38	164
Class 529-E	139	administrative	24	4	28
Class 529-F-1	—	services	21	3	24
Class R-1	304		26	15	Not applicable
Class R-2	2,937		563	1,067	Not applicable
Class R-3	3,917		789	355	Not applicable
Class R-4	1,279		697	23	Not applicable
Class R-5	Not applicable		565	10	Not applicable
Total	$105,854	$29,705	$6,635	$1,969	$810
*Class F-2 was offered beginning August 1, 2008.

Directors’ and advisory board’s deferred compensation — Since the adoption of the deferred compensation plan in 1994, independent directors and advisory board members may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Directors’ and advisory board’s compensation of $366,000, shown on the accompanying financial statements, includes $622,000 in current fees (either paid in cash or deferred) and a net decrease of $256,000 in the value of the deferred amounts.

Affiliated officers and directors — All officers and all interested directors of the Fund are affiliated with WMC. Officers and interested directors do not receive compensation directly from the Fund.

5. Disclosure of fair value measurements

The Fund adopted the Statement of Financial Accounting Standards No. 157 ("FAS 157"), Fair Value Measurements, on May 1, 2008. FAS 157 requires the Fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Fund’s valuation levels as of October 31, 2008 (dollars in thousands):

Investment securities
Level 1 — Quoted prices	$50,736,378
Level 2 — Other significant observable inputs	1,791,726
Level 3 — Significant unobservable inputs	—
Total	$52,528,104

6. Capital share transactions

Capital share transactions in the Fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended October 31, 2008
Class A	$2,107,559	75,650	$634,944	21,407	$(5,426,229)	(196,296)	$(2,683,726)	(99,239)
Class B	44,891	1,618	19,324	656	(297,842)	(10,681)	(233,627)	(8,407)
Class C	120,550	4,370	20,702	704	(319,878)	(11,640)	(178,626)	(6,566)
Class F-1	319,946	11,369	28,931	978	(515,186)	(18,808)	(166,309)	(6,461)
Class F-2†	135,126	5,128	135	5	(30,178)	(1,364)	105,083	3,769
Class 529-A	59,368	2,080	12,002	405	(58,343)	(2,093)	13,027	392
Class 529-B	6,263	219	1,458	49	(10,115)	(367)	(2,394)	(99)
Class 529-C	19,869	698	2,595	87	(25,876)	(925)	(3,412)	(140)
Class 529-E	3,983	142	587	20	(3,024)	(110)	1,546	52
Class 529-F-1	4,615	160	617	21	(4,830)	(165)	402	16
Class R-1	10,420	369	516	17	(9,748)	(342)	1,188	44
Class R-2	98,335	3,488	6,495	221	(119,913)	(4,296)	(15,083)	(587)
Class R-3	166,522	5,863	16,959	574	(405,296)	(14,309)	(221,815)	(7,872)
Class R-4	169,117	5,942	12,606	426	(174,550)	(6,166)	7,173	202
Class R-5	440,391	15,488	17,963	607	(220,580)	(7,759)	237,774	8,336
Total net increase (decrease)	$3,706,955	132,584	$775,834	26,177	$(7,621,588)	(275,321)	$(3,138,799)	(116,560)
*Includes exchanges between share classes of the Fund. †Class F-2 was offered beginning August 1, 2008.

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended April 30, 2008
Class A	$4,539,386	130,369	$4,685,429	136,946	$(10,494,108)	(300,495)	$(1,269,293)	(33,180)
Class B	116,384	3,359	197,425	5,817	(477,569)	(13,972)	(163,760)	(4,796)
Class C	297,165	8,550	209,865	6,199	(568,835)	(16,619)	(61,805)	(1,870)
Class F-1	687,457	19,989	205,850	6,033	(711,508)	(20,623)	181,799	5,399
Class 529-A	164,214	4,721	82,461	2,416	(101,966)	(2,941)	144,709	4,196
Class 529-B	16,779	483	14,305	422	(16,237)	(473)	14,847	432
Class 529-C	56,392	1,625	24,887	734	(43,637)	(1,263)	37,642	1,096
Class 529-E	10,112	291	4,422	130	(6,934)	(201)	7,600	220
Class 529-F-1	13,317	386	3,893	114	(5,026)	(144)	12,184	356
Class R-1	26,619	761	4,766	141	(23,725)	(690)	7,660	212
Class R-2	252,990	7,342	62,491	1,847	(311,606)	(9,032)	3,875	157
Class R-3	488,721	13,952	142,237	4,182	(740,133)	(21,068)	(109,175)	(2,934)
Class R-4	357,582	10,359	88,262	2,589	(375,296)	(10,884)	70,548	2,064
Class R-5	579,553	16,475	101,570	2,974	(335,199)	(9,716)	345,924	9,733
Total net increase (decrease)	$7,606,671	218,662	$5,827,863	170,544	$(14,211,779)	(408,121)	$ (777,245)	(18,915)
*Includes exchanges between share classes of the Fund.

7. Investment transactions

The Fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $9,311,349,000 and $12,011,317,000, respectively, during the six months ended October 31, 2008.

Financial highlights1
		(Loss) income from investment operations[2]				Dividends and distributions			Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse-ments/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers[4]	Ratio of net income to average net assets[4]
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:	Six months ended 10/31/2008[5]	$31.92	$.34	$(8.69)	$(8.35)	$(.36)	$—	$ (.36)	$23.21	(26.40)%	$41,892	.63%[6]	.61%[6]	2.31%[6]
	Year ended 4/30/2008	36.55	.71	(2.68)	(1.97)	(.72)	(1.94)	(2.66)	31.92	(5.78)	60,782.60		.58	2.02
	Year ended 4/30/2007	32.66	.68	4.71	5.39	(.66)	(.84)	(1.50)	36.55	16.85	70,811.60		.57	2.00
	Year ended 4/30/2006	29.85	.66	3.20	3.86	(.62)	(.43)	(1.05)	32.66	13.11	64,202.60		.57	2.13
	Year ended 4/30/2005	28.79	.67	1.22	1.89	(.60)	(.23)	(.83)	29.85	6.55	61,185.61		.60	2.24
	Year ended 4/30/2004	23.99	.59	4.94	5.53	(.54)	(.19)	(.73)	28.79	23.19	57,027.64		.64	2.14
Class B:	Six months ended 10/31/2008[5]	31.71	.23	(8.63)	(8.40)	(.25)	—	(.25)	23.06	(26.67)	1,788	1.39[6]	1.36[6]	1.56[6]
	Year ended 4/30/2008	36.33	.44	(2.67)	(2.23)	(.45)	(1.94)	(2.39)	31.71	(6.51)	2,726	1.36	1.33	1.27
	Year ended 4/30/2007	32.47	.42	4.69	5.11	(.41)	(.84)	(1.25)	36.33	15.98	3,296	1.36	1.33	1.24
	Year ended 4/30/2006	29.69	.42	3.17	3.59	(.38)	(.43)	(.81)	32.47	12.24	3,053	1.37	1.34	1.37
	Year ended 4/30/2005	28.64	.43	1.22	1.65	(.37)	(.23)	(.60)	29.69	5.75	2,902	1.38	1.37	1.47
	Year ended 4/30/2004	23.88	.37	4.92	5.29	(.34)	(.19)	(.53)	28.64	22.25	2,549	1.40	1.40	1.36
Class C:	Six months ended 10/31/2008[5]	31.65	.22	(8.62)	(8.40)	(.24)	—	(.24)	23.01	(26.71)	2,015	1.43[6]	1.41[6]	1.51[6]
	Year ended 4/30/2008	36.26	.42	(2.66)	(2.24)	(.43)	(1.94)	(2.37)	31.65	(6.54)	2,979	1.41	1.38	1.22
	Year ended 4/30/2007	32.41	.39	4.68	5.07	(.38)	(.84)	(1.22)	36.26	15.91	3,481	1.42	1.40	1.17
	Year ended 4/30/2006	29.64	.40	3.16	3.56	(.36)	(.43)	(.79)	32.41	12.15	3,113	1.43	1.41	1.30
	Year ended 4/30/2005	28.59	.41	1.22	1.63	(.35)	(.23)	(.58)	29.64	5.69	2,991	1.46	1.45	1.39
	Year ended 4/30/2004	23.84	.35	4.92	5.27	(.33)	(.19)	(.52)	28.59	22.19	2,460	1.48	1.48	1.27
Class F-1:	Six months ended 10/31/2008[5]	31.85	.33	(8.66)	(8.33)	(.36)	—	(.36)	23.16	(26.40)	1,993	.65[6]	.63[6]	2.29[6]
	Year ended 4/30/2008	36.48	.70	(2.68)	(1.98)	(.71)	(1.94)	(2.65)	31.85	(5.82)	2,947.63		.61	1.99
	Year ended 4/30/2007	32.60	.67	4.70	5.37	(.65)	(.84)	(1.49)	36.48	16.83	3,179.62		.59	1.97
	Year ended 4/30/2006	29.80	.65	3.19	3.84	(.61)	(.43)	(1.04)	32.60	13.06	2,646.63		.61	2.10
	Year ended 4/30/2005	28.74	.64	1.22	1.86	(.57)	(.23)	(.80)	29.80	6.47	2,505.69		.68	2.15
	Year ended 4/30/2004	23.95	.56	4.94	5.50	(.52)	(.19)	(.71)	28.74	23.13	1,917.71		.71	2.04
Class F-2:	Period from 8/5/2008 to 10/31/2008[5]	29.64	.15	(6.38)	(6.23)	(.19)	—	(.19)	23.22	(21.16)	88.10		.10	.62
Class 529-A:	Six months ended 10/31/2008[5]	31.89	.33	(8.68)	(8.35)	(.35)	—	(.35)	23.19	(26.42)	801	.70[6]	.68[6]	2.24[6]
	Year ended 4/30/2008	36.51	.67	(2.66)	(1.99)	(.69)	(1.94)	(2.63)	31.89	(5.85)	1,089.69		.66	1.93
	Year ended 4/30/2007	32.63	.65	4.71	5.36	(.64)	(.84)	(1.48)	36.51	16.75	1,094.67		.65	1.91
	Year ended 4/30/2006	29.83	.64	3.19	3.83	(.60)	(.43)	(1.03)	32.63	13.01	833.68		.65	2.05
	Year ended 4/30/2005	28.76	.63	1.23	1.86	(.56)	(.23)	(.79)	29.83	6.47	633.71		.70	2.12
	Year ended 4/30/2004	23.97	.56	4.95	5.51	(.53)	(.19)	(.72)	28.76	23.07	426.71		.71	2.03
Class 529-B:	Six months ended 10/31/2008[5]	31.74	.21	(8.64)	(8.43)	(.23)	—	(.23)	23.08	(26.72)	146	1.50[6]	1.48[6]	1.44[6]
	Year ended 4/30/2008	36.36	.39	(2.66)	(2.27)	(.41)	(1.94)	(2.35)	31.74	(6.62)	204	1.49	1.46	1.13
	Year ended 4/30/2007	32.50	.38	4.68	5.06	(.36)	(.84)	(1.20)	36.36	15.82	218	1.48	1.46	1.11
	Year ended 4/30/2006	29.72	.38	3.17	3.55	(.34)	(.43)	(.77)	32.50	12.07	180	1.51	1.48	1.22
	Year ended 4/30/2005	28.68	.38	1.21	1.59	(.32)	(.23)	(.55)	29.72	5.52	148	1.58	1.57	1.26
	Year ended 4/30/2004	23.91	.32	4.96	5.28	(.32)	(.19)	(.51)	28.68	22.08	110	1.59	1.59	1.15
Class 529-C:	Six months ended 10/31/2008[5]	31.73	.21	(8.64)	(8.43)	(.23)	—	(.23)	23.07	(26.73)	259	1.50[6]	1.47[6]	1.44[6]
	Year ended 4/30/2008	36.35	.39	(2.66)	(2.27)	(.41)	(1.94)	(2.35)	31.73	(6.62)	361	1.49	1.46	1.13
	Year ended 4/30/2007	32.49	.38	4.69	5.07	(.37)	(.84)	(1.21)	36.35	15.84	374	1.48	1.45	1.11
	Year ended 4/30/2006	29.71	.38	3.18	3.56	(.35)	(.43)	(.78)	32.49	12.10	295	1.50	1.47	1.23
	Year ended 4/30/2005	28.67	.37	1.22	1.59	(.32)	(.23)	(.55)	29.71	5.54	226	1.57	1.56	1.27
	Year ended 4/30/2004	23.91	.32	4.93	5.25	(.30)	(.19)	(.49)	28.67	22.06	156	1.58	1.58	1.15
Class 529-E:	Six months ended 10/31/2008[5]	31.77	.28	(8.64)	(8.36)	(.31)	—	(.31)	23.10	(26.54)	45	.99[6]	.96[6]	1.95[6]
	Year ended 4/30/2008	36.39	.57	(2.66)	(2.09)	(.59)	(1.94)	(2.53)	31.77	(6.14)	60.98		.95	1.64
	Year ended 4/30/2007	32.52	.55	4.70	5.25	(.54)	(.84)	(1.38)	36.39	16.44	61.97		.94	1.62
	Year ended 4/30/2006	29.74	.54	3.17	3.71	(.50)	(.43)	(.93)	32.52	12.64	46.98		.96	1.74
	Year ended 4/30/2005	28.69	.53	1.22	1.75	(.47)	(.23)	(.70)	29.74	6.09	35	1.05	1.04	1.79
	Year ended 4/30/2004	23.92	.46	4.94	5.40	(.44)	(.19)	(.63)	28.69	22.68	23	1.06	1.06	1.68

		(Loss) income from investment operations[2]				Dividends and distributions			Net asset value, end of period	Total return[4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse-ments/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers[4]	Ratio of net income to average net assets[4]
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-1:	Six months ended 10/31/2008[5]	$31.85	$.36	$(8.68)	$(8.32)	$(.38)	$ —	$ (.38)	$23.15	(26.38)%	$39	.49%[6]	.46%[6]	2.45%[6]
	Year ended 4/30/2008	36.47	.74	(2.66)	(1.92)	(.76)	(1.94)	(2.70)	31.85	(5.65)	52.48		.45	2.14
	Year ended 4/30/2007	32.59	.72	4.70	5.42	(.70)	(.84)	(1.54)	36.47	17.01	47.47		.44	2.11
	Year ended 4/30/2006	29.79	.70	3.18	3.88	(.65)	(.43)	(1.08)	32.59	13.20	32.49		.46	2.24
	Year ended 4/30/2005	28.74	.60	1.22	1.82	(.54)	(.23)	(.77)	29.79	6.35	21.80		.79	2.03
	Year ended 4/30/2004	23.96	.53	4.95	5.48	(.51)	(.19)	(.70)	28.74	23.00	11.81		.81	1.90
Class R-1:	Six months ended 10/31/2008[5]	31.72	.22	(8.63)	(8.41)	(.25)	—	(.25)	23.06	(26.69)	50	1.41[6]	1.38[6]	1.53[6]
	Year ended 4/30/2008	36.33	.42	(2.66)	(2.24)	(.43)	(1.94)	(2.37)	31.72	(6.55)	67	1.42	1.40	1.20
	Year ended 4/30/2007	32.48	.39	4.68	5.07	(.38)	(.84)	(1.22)	36.33	15.86	69	1.43	1.41	1.15
	Year ended 4/30/2006	29.71	.39	3.17	3.56	(.36)	(.43)	(.79)	32.48	12.10	47	1.47	1.44	1.26
	Year ended 4/30/2005	28.68	.40	1.21	1.61	(.35)	(.23)	(.58)	29.71	5.62	34	1.50	1.47	1.35
	Year ended 4/30/2004	23.92	.35	4.93	5.28	(.33)	(.19)	(.52)	28.68	22.16	16	1.52	1.49	1.25
Class R-2:	Six months ended 10/31/2008[5]	31.64	.22	(8.62)	(8.40)	(.24)	—	(.24)	23.00	(26.71)	615	1.45[6]	1.42[6]	1.49[6]
	Year ended 4/30/2008	36.25	.41	(2.66)	(2.25)	(.42)	(1.94)	(2.36)	31.64	(6.57)	865	1.44	1.41	1.19
	Year ended 4/30/2007	32.40	.39	4.68	5.07	(.38)	(.84)	(1.22)	36.25	15.91	985	1.47	1.41	1.15
	Year ended 4/30/2006	29.64	.40	3.16	3.56	(.37)	(.43)	(.80)	32.40	12.13	812	1.53	1.41	1.29
	Year ended 4/30/2005	28.60	.41	1.22	1.63	(.36)	(.23)	(.59)	29.64	5.68	622	1.57	1.44	1.38
	Year ended 4/30/2004	23.88	.35	4.91	5.26	(.35)	(.19)	(.54)	28.60	22.12	371	1.69	1.45	1.26
Class R-3:	Six months ended 10/31/2008[5]	31.76	.29	(8.65)	(8.36)	(.31)	—	(.31)	23.09	(26.52)	1,146	.93[6]	.90[6]	2.01[6]
	Year ended 4/30/2008	36.38	.58	(2.67)	(2.09)	(.59)	(1.94)	(2.53)	31.76	(6.13)	1,827.95		.93	1.67
	Year ended 4/30/2007	32.51	.55	4.70	5.25	(.54)	(.84)	(1.38)	36.38	16.45	2,199.96		.93	1.63
	Year ended 4/30/2006	29.73	.54	3.18	3.72	(.51)	(.43)	(.94)	32.51	12.68	1,878.97		.94	1.75
	Year ended 4/30/2005	28.68	.56	1.21	1.77	(.49)	(.23)	(.72)	29.73	6.17	1,705.95		.94	1.89
	Year ended 4/30/2004	23.93	.46	4.94	5.40	(.46)	(.19)	(.65)	28.68	22.68	1,009	1.07	1.07	1.63
Class R-4:	Six months ended 10/31/2008[5]	31.83	.33	(8.66)	(8.33)	(.35)	—	(.35)	23.15	(26.40)	823	.67[6]	.64[6]	2.27[6]
	Year ended 4/30/2008	36.46	.68	(2.68)	(2.00)	(.69)	(1.94)	(2.63)	31.83	(5.87)	1,125.67		.65	1.95
	Year ended 4/30/2007	32.57	.65	4.72	5.37	(.64)	(.84)	(1.48)	36.46	16.82	1,213.67		.64	1.92
	Year ended 4/30/2006	29.78	.64	3.18	3.82	(.60)	(.43)	(1.03)	32.57	13.00	1,013.68		.65	2.06
	Year ended 4/30/2005	28.73	.64	1.22	1.86	(.58)	(.23)	(.81)	29.78	6.46	830.68		.67	2.14
	Year ended 4/30/2004	23.95	.56	4.94	5.50	(.53)	(.19)	(.72)	28.73	23.11	330.70		.70	2.01
Class R-5:	Six months ended 10/31/2008[5]	31.92	.37	(8.68)	(8.31)	(.40)	—	(.40)	23.21	(26.30)	1,152	.37[6]	.34[6]	2.57[6]
	Year ended 4/30/2008	36.55	.78	(2.67)	(1.89)	(.80)	(1.94)	(2.74)	31.92	(5.57)	1,319.37		.35	2.24
	Year ended 4/30/2007	32.65	.76	4.72	5.48	(.74)	(.84)	(1.58)	36.55	17.15	1,154.37		.35	2.22
	Year ended 4/30/2006	29.85	.73	3.19	3.92	(.69)	(.43)	(1.12)	32.65	13.34	883.38		.35	2.34
	Year ended 4/30/2005	28.79	.73	1.22	1.95	(.66)	(.23)	(.89)	29.85	6.78	619.38		.37	2.45
	Year ended 4/30/2004	23.99	.65	4.94	5.59	(.60)	(.19)	(.79)	28.79	23.49	395.39		.39	2.36

	Six months ended October 31, 2008[5]	Year ended April 30

		2008	2007	2006	2005	2004
Portfolio turnover rate for all classes of shares	14%	18%	19%	13%	16%	12%

1Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2Based on average shares outstanding.
3Total returns exclude any applicable sales charges, including contingent deferred sales charges.
4This column reflects the impact, if any, of certain reimbursements/waivers from CRMC and WMC. During the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services. In addition, during some of the periods shown, CRMC paid a portion of the Fund’s transfer agent fees for certain retirement plan share classes.
5Unaudited.
6Annualized.

See Notes to financial statements

Expense example	unaudited

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 through October 31, 2008).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 5/1/2008	Ending account value 10/31/2008	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$735.97	$2.67	.61%
Class A — assumed 5% return	1,000.00	1,022.13	3.11	.61
Class B — actual return	1,000.00	733.31	5.94	1.36
Class B — assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class C — actual return	1,000.00	732.94	6.16	1.41
Class C — assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class F-1 — actual return	1,000.00	735.96	2.76	.63
Class F-1 — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class F-2 — actual return†	1,000.00	788.41	0.85	.40
Class F-2 — assumed 5% return†	1,000.00	1,023.19	2.04	.40
Class 529-A — actual return	1,000.00	735.77	2.98	.68
Class 529-A — assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 529-B — actual return	1,000.00	732.79	6.46	1.48
Class 529-B — assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class 529-C — actual return	1,000.00	732.73	6.42	1.47
Class 529-C — assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class 529-E — actual return	1,000.00	734.63	4.20	.96
Class 529-E — assumed 5% return	1,000.00	1,020.37	4.89	.96
Class 529-F-1 — actual return	1,000.00	736.24	2.01	.46
Class 529-F-1 — assumed 5% return	1,000.00	1,022.89	2.35	.46
Class R-1 — actual return	1,000.00	733.05	6.03	1.38
Class R-1 — assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class R-2 — actual return	1,000.00	732.87	6.20	1.42
Class R-2 — assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class R-3 — actual return	1,000.00	734.79	3.94	.90
Class R-3 — assumed 5% return	1,000.00	1,020.67	4.58	.90
Class R-4 — actual return	1,000.00	736.03	2.80	.64
Class R-4 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class R-5 — actual return	1,000.00	736.96	1.49	.34
Class R-5 — assumed 5% return	1,000.00	1,023.49	1.73	.34

*The "expenses paid during period" are equal to the "annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
† The period for the "annualized expense ratio" and "actual return" line is based on the number of days from August 5, 2008 (the initial sale of the share class), through October 31, 2008 and, accordingly, is not representative of a full period. The "assumed 5% return" line is based on 184 days.

Approval of Investment Advisory Agreement

On June 20, 2008, the Fund’s board of directors (the "board"), including a majority of the independent directors, approved the renewal of the Fund’s Investment Advisory Agreement (the "agreement") with Capital Research and Management Company (CRMC) for an additional one-year term through August 31, 2009. The board approved renewal of the agreement following the recommendation of the Contracts Sub-Committee of the Fund’s Governance Committee (the "committee"), which includes all of the Fund’s independent directors. The board and committee determined that the Fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interest of the Fund and its shareholders.

In reaching this decision, the board and committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement based on advice of their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services
The board and committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of investment management, compliance and shareholder services provided by CRMC to the Fund under the agreement and other agreements, as well as the benefits to Fund shareholders from investing in a fund that is part of a large family of funds. The board and committee concluded that the nature, extent and quality of the services provided by CRMC have benefited, and should continue to benefit, the Fund and its shareholders.

2. Investment results
The board and the committee examined both the short-term and long-term investment results of the Fund in light of its primary objective of providing income and growth of principal through investments in quality common stocks. They compared the Fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the Fund is included) and market data such as relevant stock market indexes. The board and the committee also considered analytical data developed in a special report by Lipper Inc. regarding the investment results of the Fund. The board and the committee noted that the Fund had continued to follow its long-term investment objective and determined that they were satisfied with the Fund’s long-term investment results. The board and the committee ultimately concluded that CRMC’s record in managing the Fund indicates that its continued advisory services should benefit the Fund and its shareholders.

3. Advisory fees and total expenses
The board and the committee reviewed the advisory fees and total expenses of the Fund (as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar mutual funds. The board and the committee also considered analytical data developed in a special report by Lipper Inc. regarding the advisory fees and total expenses of the Fund.

The board and the committee observed that the Fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the Fund’s advisory fee structure that reduce the level of fees charged by CRMC to the Fund as Fund assets increase and the 10% advisory fee waiver in effect since April 2005. The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to the Fund. They noted that, although the fees paid by those clients generally were lower than those paid by the Fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the Fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the Fund.

4. Ancillary benefits
The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the Fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the Fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the Fund.

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the Fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver. The board and the committee concluded that the Fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the Fund’s shareholders.

Other share class results unaudited
Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2008 (the most recent calendar quarter-end):	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	–24.79%	4.58%	4.25%
Not reflecting CDSC	–21.11	4.91	4.25
Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	–21.90	4.84	2.63
Not reflecting CDSC	–21.16	4.84	2.63
Class F-1 shares[1] — first sold 3/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	–20.53	5.66	3.43
Class F-2 shares[1] — first sold 8/5/08
Not reflecting annual asset-based fee charged by sponsoring firm	—	—	–5.95[2]
Class 529-A shares[3] — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–25.13	4.38	2.79
Not reflecting maximum sales charge	–20.55	5.62	3.71
Class 529-B shares[3] — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5% payable only if shares are sold within six years of purchase	–24.89	4.41	3.10
Not reflecting CDSC	–21.21	4.75	3.10
Class 529-C shares[3] — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only ifshares are sold within one year of purchase	–21.93	4.75	2.84
Not reflecting CDSC	–21.19	4.75	2.84
Class 529-E shares[1,3] — first sold 3/1/02	–20.80	5.29	2.90
Class 529-F-1 shares[1,3] — first sold 9/16/02
Not reflecting annual asset-based fee charged by sponsoring firm	–20.41	5.73	6.50

1These shares are sold without any initial or contingent deferred sales charge.
2Results are cumulative total returns; they are not annualized.
3Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The Fund’s investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights table on pages 20 to 23 for details.

For information regarding the differences among the various share classes, please refer to the Fund’s prospectus.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

"American Funds Proxy Voting Guidelines" — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The Fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, DC (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Washington Mutual Investors Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
202/842-5665

Offices of the Fund and of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent
American Funds Service Company
(Please write to the addressnear you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1775 I Street, NW
Washington, DC 20006-2401

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

The Capital Group Companies
American FundsCapital Research and ManagementCapital InternationalCapital GuardianCapital Bank and Trust
Lit. No. MFGESR-901-1208P (S16760)

Printed on paper containing 10% post-consumer waste  Printed with inks containing soy and/or vegetable oil

ITEM 2.  Code of Ethics.

Not applicable to this filing.

ITEM 3.  Audit Committee Financial Expert.

Not applicable to this filing.

ITEM 4.  Principal Accountant Fees and Services.

Not applicable to this filing.

ITEM 5.  Audit Committee of Listed Registrants.

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  Schedule of Investments.

The full schedule of investments for the Fund is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a Governance Committee comprised solely of persons who are not considered “interested persons” of the Registrant within the meaning of the Investment Company Act of 1940.  The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors.  While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.  Such suggestions must be sent in writing to the Governance Committee of the Registrant, c/o the Registrant’s Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11.  Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  Exhibits.

(a)	Not applicable to this filing.

(b)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund, Inc.

By    /s/ Jeffrey L. Steele
         Jeffrey L. Steele, President and Principal Executive Officer

Date: December 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By    /s/ Jeffrey L. Steele
   Jeffrey L. Steele, President and Principal Executive Officer

Date: December 23, 2008

 By    /s/ Michael W. Stockton
          Michael W. Stockton, Vice President, Principal Financial Officer
          and Treasurer

Date: December 23, 2008